Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (9,033,000)	$ (4,451,000)	$ (5,985,000)	$ (11,561,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,000	6,000	8,000	10,000
Stock-based compensation expense	252,000	225,000	309,000	301,000
Changes in fair value of warrant liability	94,000		98,000	(12,000)
Changes in fair value of derivative liability		(211,000)
Accretion of final charge upon maturity of Oxford Term Loan A and B	187,000	161,000	224,000	106,000
Amortization of issuance cost and discounts for term loans and convertible notes	20,000	258,000	40,000	54,000
Non-cash interest expense on convertible promissory notes	2,426,000	62,000	126,000	0
Amortization of right-of-use asset	232,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,948,000)	13,000	23,000	329,000
Other assets	57,000		0	1,000
Accounts payable	2,168,000	(570,000)	(212,000)	601,000
Accrued liabilities	1,006,000	(142,000)	(650,000)	(12,000)
Lease liability	(233,000)
Net cash used in operating activities	(4,767,000)	(4,649,000)	(6,019,000)	(10,183,000)
Cash flows from investing activities:
Purchases of property and equipment		(2,000)	(5,000)	(3,000)
Net cash used in investing activities		(2,000)	(5,000)	(3,000)
Cash flows from financing activities:
Payments on term loan	(1,437,000)	(890,000)	(890,000)	(139,000)
Proceeds from exercise of warrants			0	80,000
Proceeds from issuance of convertible promissory notes - related party	4,846,000	3,000,000	4,500,000	0
Net cash provided by financing activities	3,409,000	2,110,000	3,610,000	(59,000)
Net decrease in cash, cash equivalents and restricted cash	(1,358,000)	(2,541,000)	(2,414,000)	(10,245,000)
Cash, cash equivalents and restricted cash at beginning of period	1,942,000	4,356,000	4,356,000	14,601,000
Cash, cash equivalents and restricted cash at end of period	584,000	1,815,000	1,942,000	4,356,000
Other supplemental disclosure:
Cash paid for interest	231,000	286,000	376,000	355,000
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations(1)	227,000
Reclassification of warrant liability to paid in capital	234,000
Conversion of convertible preferred stock into common stock	34,015,000
Conversion of convertible notes and accrued interest into convertible preferred stock	3,203,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash, cash equivalents and restricted cash at end of period	$ 1,942,000	$ 4,356,000	$ 4,356,000	$ 14,601,000